Finance Costs - Schedule of Finance Costs (Details) - Finance Costs [Member]		6 Months Ended
		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Finance Costs [Line Items]
Bank charges		RM 4,011	$ 915	RM 2,207
Interest on lease liabilities		120,665	27,553	123,305
Interest on redeemable convertible preference shares		652,240	148,934	622,964
Interest on a related party loan	[1]	13,630	3,112	13,630
Interest on bank borrowing (note 13)		1,667	381	2,148
Total finance costs		RM 792,213	$ 180,895	RM 764,254

[1]	On May 1, 2023, Agroz Group entered into a borrowing agreement with HWG Cash Berhad (“HWG Cash”), a related party, who is also a minority shareholder of the Group (the “Borrowing Agreement”). Pursuant to the Borrowing Agreement, Agroz Group borrowed MYR 1,363,000 from HWG Cash, at an interest rate of two percent (2.0%) per annum and a maturity of 24 months, or on such other extended date mutually agreed between Agroz Group and the related party. In January 2024, HWG Cash ceased to be a shareholder of Agroz Group. In April 2025, both parties agreed to extend the loan repayment period to June 30, 2026.